N-2 - USD ($)		6 Months Ended		11 Months Ended		12 Months Ended
		Dec. 31, 2024		Jun. 30, 2022		Jun. 30, 2024	Jun. 30, 2023	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Cover [Abstract]
Entity Central Index Key		0001244183
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		PIMCO Income Strategy Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Ratios/Supplemental Data
	ARPS
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)

PIMCO Corporate & Income Opportunity Fund
7/1/2024 - 12/31/2024+	N/A	N/A	$25,000	N/A
6/30/2024	$4,375,000	$10,400,210	25,000	N/A
6/30/2023	212,650,000	204,962	25,000	N/A
8/1/2021 - 6/30/2022(i)	212,650,000	184,988	25,000	N/A
7/31/2021	212,650,000	218,218	25,000	N/A
7/31/2020	212,650,000	171,815	25,000	N/A
7/31/2019	212,650,000	176,730	25,000	N/A

PIMCO Corporate & Income Strategy Fund
7/1/2024 - 12/31/2024+	N/A	N/A	$25,000	N/A
6/30/2024	1,075,000	15,313,685	25,000	N/A
6/30/2023	23,525,000	610,350	25,000	N/A
8/1/2021 - 6/30/2022(i)	23,525,000	566,333	25,000	N/A
7/31/2021	23,525,000	668,805	25,000	N/A
7/31/2020	23,525,000	566,423	25,000	N/A
7/31/2019	23,525,000	653,838	25,000	N/A

PIMCO High Income Fund
7/1/2024 - 12/31/2024+	N/A	N/A	$25,000	N/A
6/30/2024	1,675,000	10,779,665	25,000	N/A
6/30/2023	58,050,000	311,948	25,000	N/A
8/1/2021 - 6/30/2022(i)	58,050,000	300,723	25,000	N/A
7/31/2021	58,050,000	366,413	25,000	N/A
7/31/2020	58,050,000	311,018	25,000	N/A
7/31/2019	58,050,000	384,900	25,000	N/A

PIMCO Income Strategy Fund
7/1/2024 - 12/31/2024+	N/A	N/A	$25,000	N/A
6/30/2024	925,000	8,653,090	25,000	N/A
6/30/2023	45,200,000	188,823	25,000	N/A
8/1/2021 - 6/30/2022(i)	45,200,000	189,645	25,000	N/A
7/31/2021	45,200,000	227,165	25,000	N/A
7/31/2020	45,200,000	188,225	25,000	N/A
7/31/2019	45,200,000	193,873	25,000	N/A

PIMCO Income Strategy Fund II
7/1/2024 - 12/31/2024+	N/A	N/A	$25,000	N/A
6/30/2024	3,250,000	4,699,268	25,000	N/A
6/30/2023	87,425,000	189,850	25,000	N/A
8/1/2021 - 6/30/2022(i)	87,425,000	191,350	25,000	N/A
7/31/2021	87,425,000	231,880	25,000	N/A
7/31/2020	87,425,000	198,210	25,000	N/A
7/31/2019	87,425,000	205,928	25,000	N/A

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)	Auction Rate Preferred Shareholders (“ARPS”). See Note 14, Auction Rate Preferred Shares, in the Notes to Financial Statements for more information.
(d)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(e)
Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)
Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(g)
Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

(h)	Fiscal year end changed from July 31st to June 30th.

(i)
Total distributions for the period ended June 30, 2022 may be lower than prior fiscal years due to fiscal year end change resulting in a reduction of the amount of days in the period ended June 30, 2022.

(j)
Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(k)	The NAV presented may differ from the NAV reported for the same period in other Fund materials.
1
“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS, bears to the aggregate of the involuntary liquidation preference of ARPS, expressed as a dollar amount per ARPS.

2
“Involuntary Liquidating Preference“ means the amount to which a holder of ARPS would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.

3
Between November 4, 2024 and November 8, 2024, the Funds redeemed each outstanding series of Auction-Rate Preferred Shares (“ARPS”) at the full liquidation preference (i.e., face value) of the ARPS. Prior to this redemption, there was no active trading market for the ARPS and the Fund was not able to reliably estimate what their value would have been in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 14, Auction-Rate Preferred Shares, in the notes to Financial Statements for more information.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
PIMCO Income Strategy Fund’s investment objective is to seek high current income, consistent with the preservation of capital.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»	Exposure to corporate credit, notably high yield and bank loans, contributed to performance, as the asset classes posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the asset class posted positive returns.

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges or significant transition, contributed to absolute performance, as select securities posted positive returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	There were no other material detractors for this Fund.

Share Price	[1]	$ 8.38
NAV Per Share	[1]	$ 8.13
Latest Premium (Discount) to NAV [Percent]	[1],[2]	3.08%
ARPS [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[3]		[4]	$ 45,200,000	[5]	$ 925,000	$ 45,200,000	$ 45,200,000	$ 45,200,000	$ 45,200,000
Senior Securities Coverage per Unit	[3],[6]		[4]	$ 189,645	[5]	$ 8,653,090	$ 188,823	$ 227,165	$ 188,225	$ 193,873
Preferred Stock Liquidating Preference	[3],[7]	25,000	[4]	25,000	[4]	25,000	25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	[3],[8]		[4]		[5]
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		43,362

[1]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares. Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.
[2]	Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.
[3]	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
[4]	Unaudited
[5]	Total distributions for the period ended June 30, 2022 may be lower than prior fiscal years due to fiscal year end change resulting in a reduction of the amount of days in the period ended June 30, 2022.
[6]	“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS, bears to the aggregate of the involuntary liquidation preference of ARPS, expressed as a dollar amount per ARPS.
[7]	“Involuntary Liquidating Preference“ means the amount to which a holder of ARPS would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.
[8]	Between November 4, 2024 and November 8, 2024, the Funds redeemed each outstanding series of Auction-Rate Preferred Shares (“ARPS”) at the full liquidation preference (i.e., face value) of the ARPS. Prior to this redemption, there was no active trading market for the ARPS and the Fund was not able to reliably estimate what their value would have been in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 14, Auction-Rate Preferred Shares, in the notes to Financial Statements for more information.